Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease
Schedule of cash flow information related to operating leases

	For the year ended December 31,
	2023	2024
	RMB	RMB
Cash payments for operating leases	60,323	44,170
ROU assets obtained in exchange for operating lease liabilities	101,875	94,078

Schedule of future lease payment under operating leases

Operating leases
RMB
Year ending December 31,
2025	50,924
2026	47,757
2027	41,707
2028	37,572
2029 and thereafter	6,084
Total future lease payments	184,044
Less: Imputed interest	(13,939)
Total lease liability balance	170,105